Acquisitions - Additional Information (Details) - USD ($) $ in Thousands					3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 26, 2024	Sep. 01, 2023	Jul. 03, 2023	Jul. 28, 2022	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Income (loss) before income taxes					$ 7,050		$ (8,563)		$ 6,869	$ (22,444)		$ (7,199)
DAC Engineered Products, LLC
Business Acquisition [Line Items]
Business acquisition, date									Jul. 03, 2023		Jul. 03, 2023
Business acquisition, purchase price			$ 31,100
Business acquisition, purchase price			31,400
Working capital adjustment received						$ 300		$ 300
Business acquisition, potential future payout to seller			$ 7,000
Fair value of inventory											$ 200
Net sales											7,900
Operating income											2,000
Proceeds from settlement of buyer-side representations and warranties insurance					1,700
Pro forma, amortization of acquired intangible assets											400	700
Pro forma, interest expense											1,300	1,900
Income (loss) before income taxes											$ 2,100	(2,800)
CAV Systems Group Limited
Business Acquisition [Line Items]
Business acquisition, date									Sep. 01, 2023		Sep. 01, 2023
Percentage of voting interests acquired		100.00%
Business acquisition, purchase price		$ 29,000
Purchase consideration		3,100
Estimated fair value of contingent purchase price consideration reduced						$ 2,900
Business acquisition, potential future payout to seller		$ 18,400
Fair value of inventory											$ 400
Net sales											6,500
Operating income											200
Business Acquisitions Pro Forma Net sales Before Income Taxes											260,000
Pro forma, amortization of acquired intangible assets											400	800
Pro forma, interest expense											2,400	3,200
Income (loss) before income taxes											400	(3,500)
Applied Avionics, Inc.
Business Acquisition [Line Items]
Business acquisition, date									Aug. 26, 2024
Percentage of voting interests acquired	100.00%
Business acquisition, purchase price	$ 383,500
Fair value of inventory					1,000				$ 1,000
Net sales					3,800
Operating income									600
Cost of goods sold					300				300
Pro forma, amortization of acquired intangible assets					2,400		2,400		7,300	7,300
Pro forma, interest expense					9,200		$ 6,200		27,700	24,600
Inventory Step Up Of Amortization Expense					$ 300				$ 300	$ 1,000
SCHROTH Safety Products
Business Acquisition [Line Items]
Business acquisition, date				Jul. 28, 2022
Percentage of voting interests acquired				100.00%
Business acquisition, purchase price				$ 173,900
Fair value of inventory												700
Net sales												17,400
Operating income												$ 1,300
Pro forma, amortization of acquired intangible assets											2,500
Pro forma, interest expense											$ 7,600